Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Summary of Commitments Under Operating Leases for Property and Equipment

As of December 31, 2012, the Company had the following commitments under operating leases for property and equipment for each of the next five years:

Year	Amount
2013	$1,517,300
2014	895,885
2015	823,538
2016	762,650
2017	724,476
Thereafter	120,746

$4,844,595